Segment reporting (Detail Textuals) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue		$ 229,038	[1]	$ 232,371	[2]
Trade receivables	[3]	20,549		19,199
Two Customers | Peru
Disclosure of operating segments [line items]
Revenue		$ (155,983)		$ (168,657)
Percentage of revenue		68.00%		73.00%
Information about major customers		2		2
Trade receivables		$ 16,195
Two Customers | Mexico
Disclosure of operating segments [line items]
Revenue		$ (73,055)		$ (63,714)
Percentage of revenue		32.00%		27.00%
Information about major customers		2		2
Trade receivables		$ 4,354
First Customer | Peru
Disclosure of operating segments [line items]
Percentage of revenue		53.00%		79.00%
First Customer | Mexico
Disclosure of operating segments [line items]
Percentage of revenue		82.00%		82.00%
Second Customer | Peru
Disclosure of operating segments [line items]
Percentage of revenue		47.00%		21.00%
Second Customer | Mexico
Disclosure of operating segments [line items]
Percentage of revenue		18.00%		18.00%
Bolivar Mine
Disclosure of operating segments [line items]
Provisional pricing adjustments		$ 216		$ (190)
Yauricocha Mine
Disclosure of operating segments [line items]
Provisional pricing adjustments				1,289
Cusi Mine
Disclosure of operating segments [line items]
Provisional pricing adjustments				$ (45)

[1]	Includes provisional pricing adjustments of: $216 for Bolivar
[2]	Includes provisional pricing adjustments of: $1,289 for Yauricocha, $(190) for Bolivar, and $(45) for Cusi.
[3]	Trade receivables exclude sales and income tax receivables.